REITLER
BROWN &
ROSENBLATT LLC                                      800 Third Avenue, 21st Floor
------------------                                       New York, NY 10022-7604
ATTORNEYS AT LAW                                              Tel (212) 209-3050
                                                              Fax (212) 371-5500

                               February 28, 2007





Securities and Exchange Commission
Division of Corporate Finance
100 F Street, N.E.
Mail Stop 3561
Washington, D.C. 20549



RE:      CHURCHILL VENTURES LTD.
         REGISTRATION STATEMENT ON FORM S-1
         PRE-EFFECTIVE AMENDMENT NO. 6
         FILE NO. 333-135741

Ladies and Gentlemen:

         On behalf of our client, Churchill Ventures Ltd., a Delaware corporation (the "COMPANY"), we transmit simultaneously herewith for filing under the Securities Act of 1933, as amended (the "EXCHANGE ACT"), by means of the Electronic Data Gathering, Analysis, and Retrieval system, Pre-Effective Amendment No. 6 to Registration Statement on Form S-1 (File No. 333-135741) (the "REGISTRATION STATEMENT"), together with certain exhibits thereto. All capitalized terms used, but not otherwise defined, herein shall have the respective definitions assigned thereto in the Registration Statement.

         We are in receipt of the letter, dated February 27, 2007 (the "COMMENT LETTER"), from John Reynolds, Esq., Assistant Director of the Securities and Exchange Commission (the "COMMISSION"), addressed to the Company. Set forth below are the responses of the Company to the comments set forth in the Comment Letter, numbered to correspond thereto.

COMMENT NUMBER     PAGE NUMBER      RESPONSE
--------------     -----------      --------

1                  2, 12,36,37,43   The referenced disclosure has been amended
                                    in the Registration Statement to provide that the Company will not engage in any business combination in which it does not acquire in excess of 50% of the outstanding voting securities of the target business.
                                    Further, the Company

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Securities and Exchange Commission
Re: Churchill Ventures Ltd.
February 28, 2007
Page 2 of 3



COMMENT NUMBER     PAGE NUMBER     RESPONSE
--------------     -----------     --------

                                   has amended the disclosure to provide that, in the event that the Company shall acquire less than 100% of any target business, the value of the interest acquired shall have a fair market value equal to at least 80% of its net assets (all of its assets, including the funds held in the trust account excluding the deferred underwriting discount and commission of $3.5 million or $3.85 million if the over-allotment option is exercised in full, less its liabilities). The Company believes that the amended and restated certificate of incorporation is consistent with the disclosure in the Registration Statement, as amended herewith. As a result of the foregoing, the Company believes that the requested risk factor is not required.

2                  12, 37          The referenced disclosure has been amended to
                                   provide that the board of directors shall prepare, or cause to be prepared on its behalf by third parties, a formal valuation and quantitative analysis in connection with any business opportunity to be presented to stockholders for approval.

3                  NA              As a result of the revisions made in response
                                   to Comment 2, the Company believes that
                                   Comment 3 is moot.

4                  35              The referenced disclosure has been amended to
                                   provide that, subsequent to the initial
                                   filing of the Registration Statement, the Company's sponsors have informed numerous business acquaintances, but fewer than 100, of the existence of the offering. There have been no subsequent communications updating any such acquaintance with respect to the Company or the offering, and the Company has confirmed to us that no discussions regarding any potential acquisition candidate or any matter related thereto have taken place.



5                  65              The referenced disclosure is set forth under
                                   the heading "Underwriting -Directed Unit
                                   Program".

6                  Na              A currently dated consent of the independent
                                   accountants has been included with
                                   Pre-Effective Amendment No. 6.

Closing
Comments           Na              The Company takes notice of the Closing
                                   Comments.

 The Company wishes to bring to the attention of the staff that the Company has also amended the disclosure throughout the Registration Statement to provide that in the event that the Company's initial business combination should be approved and completed, public stockholders voting against such business combination would be entitled to convert their shares of common stock into a pro rata share of the aggregate amount then in the trust account, including deferred underwriting discount and interest income earned on the trust account (net of income taxes and up to $1.35 million of the interest which may be released to the Company to cover a portion of its operating expenses). The determination to include, rather than exclude, the deferred underwriting discount has been requested by the underwriter.

Securities and Exchange Commission
Re: Churchill Ventures Ltd.
February 28, 2007
Page 3 of 3



         Please contact the undersigned if we may be of assistance.


                                              Sincerely,



                                              /s/ Robert Steven Brown
                                              -----------------------
                                              Robert Steven Brown

cc:      Michael Karney, Esq.
         John Reynolds, Esq.
         Pam Howell, Esq.
         Angela Halac